CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	May 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 46,461
Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	3,685
1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	42,713
4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	63
More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	310
Lease obligations [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	80
Lease obligations [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	167
Lease obligations [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	63
Lease obligations [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Note [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	23,425
Convertible Note [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	1,374
Convertible Note [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	22,051
Convertible Note [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Note [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	22,726
Sprott Facility [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	2,231
Sprott Facility [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	20,495
Sprott Facility [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 0